Appendix I: Scope of Consolidation - Main Changes in the Scope of Consolidation for the Year (Details)	Dec. 31, 2020
Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Cyberrange S.L. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
iHackLabs Ltd. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Ace & Niu Consulting S.L. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Audertis Audit Services S.L. Provision of audit services in the areas of security, privacy and data protection
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Govertis Advisory Services S.L. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Govertis Advisory Services Perú S.A.C. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Prosegur Alarmas España S.L. Private security services
Disclosure of subsidiaries [line items]
% Acquisition	50.00%
UGG TopCo/HoldCo General Partner GmbH. Broadband telecommunications operator
Disclosure of subsidiaries [line items]
% Acquisition	46.92%
UGG TopCo GmbH & Co KG Broadband telecommunications operator
Disclosure of subsidiaries [line items]
% Acquisition	46.92%
UGG HoldCo GmbH& Co KG Broadband telecommunications operator
Disclosure of subsidiaries [line items]
% Acquisition	46.92%
UGG General Partner GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
% Acquisition	46.92%
Unsere Grüne Glasfaser GmbH & Co KG Broadband telecommunications operator
Disclosure of subsidiaries [line items]
% Acquisition	46.92%
TBSC Barcelona Producciones, S.L.U. Provision of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Buendía Producción, S.L. Service provision related to film and video production activities
Disclosure of subsidiaries [line items]
% Acquisition	50.00%
Telefónica Germany Mobilfunk Standortgesellschaft mbH. Telecommunications service provider
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefónica Cybersecurity & Cloud Tech Chile SpA. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefónica Cybersecurity Tech UK Limited Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefónica Cybersecurity & Cloud Tech Perú S.A.C Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefónica Cybersecurity & Cloud Tech SL. Ciberseguridad, seguridad de información electrónica y consultoría informática
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Cybersecurity Tech Mexico, S.A de C.V. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefónica Cybersecurity Tech Argentina S.A. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefónica Tech Inc. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefónica Infra, S.L. Holding company
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Inmosites Brasil Participaçoes Imobiliarias Ltda Telecommunications service provider
Disclosure of subsidiaries [line items]
% Acquisition	50.01%
Buendía Estudios, S.L. Service provision related to film and video production activities
Disclosure of subsidiaries [line items]
% Acquisition	50.00%
Telefónica Soluciones de Criptografía, S.A. Engineering, research and development
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Inmosites, S.A.U. Purchase and rental of real estate related to the telecommunications infrastructure business
Disclosure of subsidiaries [line items]
% Participation	50.01%
Telefónica Móviles Guatemala, S.A. Wireless, wireline and radio paging communications services provider
Disclosure of subsidiaries [line items]
% sold	60.00%
Telefonía Celular de Nicaragua, S.A. Wireless telephony services
Disclosure of subsidiaries [line items]
% sold	60.00%
Telefónica Móviles Panamá, S.A. Wireless telephony services
Disclosure of subsidiaries [line items]
% sold	60.00%
Seguros de Vida y Pensiones Antares, S.A. Life insurance, pensions and health insurance
Disclosure of subsidiaries [line items]
% sold	100.00%
Telefónica Gestión Logística, S.A.C Logistic service provider
Disclosure of subsidiaries [line items]
% sold	100.00%